Property and equipment, net (Details Narrative)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Property, Plant and Equipment [Abstract]
Depreciation expenses	$ 30,790		$ 42,066	$ 29,952
Impairment loss		$ 0	$ 0	$ 0